Share-Based Compensation - Summary of Restricted Stock Option Granted (Detail) - Restricted Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, Granted	1,340,554
Fair Value per Share at the Grant date	$ 34.70	$ 37.30	$ 12.38
November 4, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Nov. 04, 2013
Number of Awards, Granted	400,000
Fair Value per Share at the Grant date	$ 12.38
May 8, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	May 08, 2014
Number of Awards, Granted	100,000
Fair Value per Share at the Grant date	$ 29.00
October 9, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Oct. 09, 2014
Number of Awards, Granted	406,000
Fair Value per Share at the Grant date	$ 39.35
December 9, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Dec. 09, 2014
Number of Awards, Granted	1,063
Fair Value per Share at the Grant date	$ 36.71
January 23, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Jan. 23, 2015
Number of Awards, Granted	781,000
Fair Value per Share at the Grant date	$ 35.00
April 1, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Apr. 01, 2015
Number of Awards, Granted	68,000
Fair Value per Share at the Grant date	$ 44.03
April 30 , 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Apr. 30, 2015
Number of Awards, Granted	7,054
Fair Value per Share at the Grant date	$ 51.04
August 19, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Aug. 19, 2015
Number of Awards, Granted	248,500
Fair Value per Share at the Grant date	$ 31.49
October 1, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Oct. 01, 2015
Number of Awards, Granted	136,000
Fair Value per Share at the Grant date	$ 32.32
October 30, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date	Oct. 30, 2015
Number of Awards, Granted	100,000
Fair Value per Share at the Grant date	$ 36.14